Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Stock Based Compensation
Stock Based Compensation

21.    Stock Based Compensation

        As of December 12, 2011, the Company granted an aggregate of 555,000 shares of common stock to the executive officers of the Company, and recorded in "General and Administrative Expenses" an expense of $2.0 million, representing the fair value of the stock granted as at the date of grant.

        As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of Manager's employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company's common stock. The Plan was effective as of December 31, 2008. Pursuant to the terms of the Plan, employees of the Manager may receive (from time to time) shares of the Company's common stock as additional compensation for their services offered during the preceding period. The stock will have no vesting period and the employee will own the stock immediately after grant. The total amount of stock to be granted to employees of the Manager will be at the Company's Board of Directors' discretion only and there will be no contractual obligation for any stock to be granted as part of the employees' compensation package in future periods. As of December 12, 2011, the Company granted 18,650 shares to certain employees of the Manager and recorded in "General and Administrative Expenses" an expense of $0.1 million representing the fair value of the stock granted as at the date of grant. The Company issued 18,041 new shares of common stock in 2012 and will issue the remaining 609 shares of common stock in 2012 to be distributed to the employees of the Manager in settlement of the shares granted in 2011 (as described below in Note 26, Subsequent Events). During 2010, the Company granted an aggregate of 387,259 shares to employees of the Manager and recorded an expense of $1.6 million in "General and Administrative Expenses" representing the fair value of the stock granted as at the date of grant. The Company distributed 4,898 shares of its treasury stock to the qualifying employees of the Manager during 2010, in settlement of the shares granted. The remaining 382,361 shares were distributed in 2011 (as described below in Note 22, Stockholders' Equity).

        The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the Plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company's Common Stock. The Plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the Plan. Pursuant to the terms of the Plan, Directors may elect to receive in Common Stock all or a portion of their compensation. During 2011, one director elected to receive in Company shares 50% of his compensation and one director elected to receive in Company shares 100% of his compensation. During 2010, one director elected to receive in Company shares 50% of his compensation and one director elected to receive in Company shares 100% of his compensation in the third and fourth quarter of 2010. On the last business day of each quarter of 2011 and 2010, rights to receive 22,200 and 15,517 shares in aggregate for the years ended December 31, 2011 and 2010, respectively, were credited to the Director's Share Payment Account. As of December 31, 2011 and 2010, respectively, less than $0.1 million were reported in "Additional Paid-in Capital" in respect of these rights. Following December 31 of each year, the Company will deliver to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. The Company issued 22,200 new shares of common stock in 2012, which were distributed to its directors in settlement of the shares granted in 2011 (refer to Note 26, Subsequent Events). Of the new shares issued by the Company in 2011, as described in Note 22, Stockholders' Equity, 15,517 shares were distributed to directors of the Company in settlement of shares credited as of December 31, 2010.